Matthew L. Thompson Partner matthew.thompson@FaegreBD.com Direct +1 612 766 6854	Faegre Baker Daniels LLP 2200 Wells Fargo Center 90 South Seventh Street Minneapolis Minnesota 55402-3901 Phone +1 612 766 7000 Fax +1 612 766 1600

January 24, 2013

Via EDGAR System

U.S. Securities and Exchange Commission

Division of Investment Management

Washington, D.C. 20549

Re:	Whitebox Mutual Funds (File Nos. 333-175116 and 811-22574)

Prospectus dated November 1, 2012 as restated on January 14, 2013

Interactive Data File

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing the interactive data files relating to the Whitebox Long Short Equity Fund (the “Fund”). The interactive data relates to summary information that mirrors the Fund’s summary information in its prospectus, as restated January 14, 2013 (SEC Accession No. 0001193125-13-011889). This 497(e) filing is made filed for the sole purpose of submitting the interactive date file exhibits for the Fund’s previously filed prospectus.

Very truly yours,

/s/ Matthew L. Thompson

Matthew L. Thompson